UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            OTA Financial Group LP
Address:         1 Manhattanville Road
                 Purchase, NY 10577


Form 13F File Number: 28-11283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hanratty
Title:  Chief Compliance Officer
Phone:  914-460-4099


Signature, Place, and Date of Signing:

/s/ John Hanratty              Purchase, NY                   November 13, 2012
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 153,274
                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.     Form 13F File Number     Name

     1        28-11280		      OTA LLC
     2	      28-12833	              OTA SWAPS LLC




NAME OF ISSUER                             TITLE OF CLASS        CUSIP       VALUE    AMOUNT   TYPE    INVSTMT   OTHER      VOTE
                                                                                                     DISCRETION MANAGERS AUTHORITY
                                                                                                                             SOLE
ALLIANCE DATA SYSTEMS CO                   NOTE 4.750% 5/1       018581AC2    38282    127000   SH   DEFINED        1        38282
ABERDEEN ASIA PAC INC FD                   COM                   003009107       78     10089   SH   DEFINED        1           78
ADAMS EXPRESS COMPANY                      COM                   006212104      130     11542   SH   DEFINED        1          130
AGIC CONV & INCOME FD II                   COM                   001191105      118     13716   SH   DEFINED        1          118
ALERIAN MLP ETF                            ALERIAN MLP           00162Q866      987     59606   SH   DEFINED        1          987
AMERICA MOVIL S A DE C V                   SHS                   02364W204      489     20136   SH   DEFINED        1          489
AMERICAN INTERNATIONAL GROUP               COM                   026874784      292      8921   SH   DEFINED        1          292
ASA BERMUDA LTD                            SHS                   G3156P103      457     18151   SH   DEFINED        1          457
BANK OF AMERICA CORPORATION WT EXP 011619  *W EXP 01/16/201      060505146       39     11086   SH   DEFINED        1           39
BANK OF AMERICA CORPORATION WT EXP 102818  *W EXP 10/28/201      060505153       19     27792   SH   DEFINED        1           19
BHP BILLITON LTD     ADR                   ADR                   088606108     1683     24542   SH   DEFINED        1         1683
BLACKROCK CORE BND TRUST                   TR SHS BEN INT        09249E101      226     14599   SH   DEFINED        1          226
BLACKROCK CORPORATE HY FD 5                COM                   09255N102      236     17846   SH   DEFINED        1          236
BLACKROCK ENH CAP AND INC                  COM                   09256A109      156     11979   SH   DEFINED        1          156
BLACKROCK INTERNATIONAL GROW               COM BENE INTER        092524107      253     34714   SH   DEFINED        1          253
BLACKROCK MUNIYIELD QUALITY                COM                   09254E103      846     53359   SH   DEFINED        1          846
BLACKROCK REAL ASSET EQUITY                COM                   09254B109      164     15284   SH   DEFINED        1          164
CALAMOS CVT AND HIGH INCOME                SHS                   12811P108      297     23460   SH   DEFINED        1          297
CALAMOS STRAT TOT RETURN FD                COM SH BEN INT        128125101      261     25667   SH   DEFINED        1          261
CARNIVAL CORP                              PAIRED CTF            143658300      946     25979   SH   DEFINED        1          946
CITIGROUP INC                              UNIT 99/99/9999       172967416    28558    294483   SH   DEFINED        1        28558
CITIZENS REPUBLIC BANCORP IN               COM                   174420307      343     17755   SH   DEFINED        1          343
COOPER INDUSTRIES PLC                      SHS                   G24140108      943     12575   SH   DEFINED        1          943
EATON VANCE TAX-MANAGED DIVE               COM                   27828N102      101     10709   SH   DEFINED        1          101
ENBRIDGE ENERGY PARTNERS                   COM                   29250R106      313     10660   SH   DEFINED        1          313
FORD MOTOR CO                              PUT                   345370950      206     20800  PUT   DEFINED        2          206
FORD MOTOR CO                              *W EXP 01/01/201      345370134     4028   3910838   SH   DEFINED     1     2      4028
GENERAL MOTORS CO                          *W EXP 07/10/201      37045V118    10954    794932   SH   DEFINED        1        10954
GENERAL MOTORS CO                          *W EXP 07/10/201      37045V126     4015    486144   SH   DEFINED        1         4015
GENON ENERGY INC                           COM                   37244E107       90     35809   SH   DEFINED        1           90
HARTFORD FINL SVCS GRP                     CONV PFD              416515708      504     26421   SH   DEFINED        1          504
HEALTH CARE REIT INC                       COM                   42217K106     1363     23610   SH   DEFINED        1         1363
HUDSON CITY BANCORP INC                    COM                   443683107       88     11136   SH   DEFINED        1           88
INVESCO VAN KAMPEN MUNICIPAL               COM                   46131J103      209     13727   SH   DEFINED        1          209
INVESCO VAN KAMPEN SENIOR IN               COM                   46131H107      658    131377   SH   DEFINED        1          658
ISHARES BARCLAYS CREDIT BOND               BARCLYS CR BD         464288620     1367     12008   SH   DEFINED        1         1367
ISHARES CORE TOTAL US BOND M               USAGG B               464287226      252      2242   SH   DEFINED        1          252
ISHARES FTSE CHINA 25 INDEX                FTSE CHINA25 IDX      464287184      774     22384   SH   DEFINED        1          774
ISHARES INC                                MSCI TAIWAN           464286731      815     61009   SH   DEFINED        1          815
ISHARES INC                                MSCI BRAZIL           464286400      285      5285   SH   DEFINED        1          285
ISHARES MSCI ASIA EX-JAPAN                 MSCI ACJPN IDX        464288182     1406     24993   SH   DEFINED        1         1406
ISHARES MSCI AUSTRALIA INDEX               MSCI AUSTRALIA        464286103      392     16488   SH   DEFINED        1          392
ISHARES MSCI EAFE INDEX FUND               MSCI EAFE INDEX       464287465     2780     52465   SH   DEFINED        1         2780
ISHARES MSCI SOUTH KOREA                   MSCI S KOREA          464286772      310      5253   SH   DEFINED        1          310
KAYNE ANDERSON MLP INVESTMEN               COM                   486606106      299      9600   SH   DEFINED        1          299
KINDER MORGAN ENERGY PARTNER               LTD PARTNER           494550106     1117     13547   SH   DEFINED        1         1117
KNIGHT CAPITAL GROUP INC-A                 PUT                   499005956       41     15300  PUT   DEFINED        2           41
KRAFT FOODS INC VA  CL A                   CL A                  50075N104     3490     84412   SH   DEFINED        1         3490
LENNAR CORP         CL B                   CL B                  526057302     1140     42325   SH   DEFINED        1         1140
LIBERTY ALL STAR EQUITY FUND               FD SH BEN INT         530158104      235     48820   SH   DEFINED        1          235
LIBERTY GLOBAL INC-C                       COM SER C             530555309      719     12745   SH   DEFINED        1          719
MARKET VECTORS INDONESIA IND               ETF                   57060U753      323     11327   SH   DEFINED        1          323
MARKET VECTORS RUSSIA ETF                  ETF                   57060U506      256      8897   SH   DEFINED        1          256
MOLYCORP INC                               COM                   608753109      119     10390   SH   DEFINED        1          119
NUVEEN FLOATING RATE                       SHS                   6706EN100      173     13806   SH   DEFINED        1          173
NUVEEN MUNI VALUE                          COM                   670928100      178     17103   SH   DEFINED        1          178
NUVEEN PFD & CONV INC FD                   COM                   67073B106      182     18555   SH   DEFINED        1          182
NUVEEN QUAL INC MUNI                       COM                   670977107      410     25440   SH   DEFINED        1          410
OI SA-ADR                                  ADR REP PFD           670851203       87     21806   SH   DEFINED        1           87
PENTAIR INC                                COM                   709631105     2569     57721   SH   DEFINED        1         2569
PIMCO FLOATING RATE                        COM                   72201J104      128     11275   SH   DEFINED        1          128
ROYAL DUTCH SHELL PLC                      PLC SPONS ADR A       780259206     2784     40117   SH   DEFINED        1         2784
SPROTT PHYSICAL GOLD TRUST                 GOLD TRUST UNIT       85207H104     2910    191455   SH   DEFINED        1         2910
SUNOCO INC                                 COM                   86764P109     1642     35065   SH   DEFINED        1         1642
SYNOVUS FINANCIAL CORP                     CORP UNIT 99/99/9999  87161C204     1082     49915   SH   DEFINED        1         1082
TELECOM ITALIA SPA-SPON ADR                ORD                   87927Y102      276     27519   SH   DEFINED        1          276
TYCO INTERNATIONAL LTD                     SHS                   H89128104    11157    198321   SH   DEFINED        1        11157
UNILEVER N V  -NY SHARES                   SHS                   904784709     3957    111544   SH   DEFINED        1         3957
UNITED TECHNOLOGIES CORP                   COM                   913017109      416      5317   SH   DEFINED        1          416
VANGUARD EMERG MARKETS VIPER               ETF                   922042858      409      9811   SH   DEFINED        1          409
VANGUARD MSCI EAFE ETF                     ETF                   921943858     1131     34409   SH   DEFINED        1         1131
VANGUARD S/T CORP BOND ETF                 FDS SHRT-TERM CORP    92206C409      889     11078   SH   DEFINED        1          889
WELLS FARGO ADVANTAGE INCOME               SHS                   94987B105      127     12027   SH   DEFINED        1          127
WESTERN ASSET HIGH INC FD II               COM                   95766J102      191     18064   SH   DEFINED        1          191
WHITING PETROLEUM CORP                     PFD CONV              966387201     7593     34606   SH   DEFINED        1         7593
WISDOMTREE INDIA EARNINGS                  INDIA ERNGS FD        97717W422      531     28041   SH   DEFINED        1          531




